Deferred Taxes - Additional Information (Detail) - CLP ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of income taxes [Line items]
Unrecognized deferred tax assets tax loss carryforwards	$ 0
Temporary differences associated with investments in subsidiaries and joint ventures	11,313,612,000	$ 59,530,551,000
Deferred tax asset not recognized for deductible temporary differences	$ 242,676,148,000	$ 238,424,357,000
Applicable tax rate under integrated system			24.00%	22.50%	21.00%
2017 [Member]
Disclosure of income taxes [Line items]
Applicable tax rate under integrated system		25.00%
Applicable tax rate under integrated system		25.50%
2018 [Member]
Disclosure of income taxes [Line items]
Applicable tax rate under integrated system	27.00%